OTHER EXPENSES (Tables)	3 Months Ended
Jun. 30, 2021
OTHER EXPENSES
Schedule of other operating expenses

	Three months ended	Three months ended
	June 30, 2021	June 30, 2020
Amortization of intangible assets	$3,644	$4,592
Depreciation of property and equipment	802	2,687
Bad debt expense	7,418	11,940
Share-based compensation	610	692
	$12,474	$19,911

Schedule of employee expenses

	Three months ended	Three months ended
	June 30, 2021	June 30, 2020
Wages, salaries and commissions	$38,738	$36,219
Benefits	5,111	6,488
	$43,849	$42,707